John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 38.0%					$430,429,122
(Cost $464,710,217)
Angola 0.2%					2,666,748
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,666,748
Argentina 2.3%					26,326,240
Provincia de Buenos Aires
Bond (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter) (A)	3.900	09-01-37		10,689,333	4,142,117
Provincia de Rio Negro
Bond (4.875% to 9-10-22, then 6.625% to 9-10-23, then 6.875% thereafter) (A)	4.875	03-10-28		2,462,111	1,588,086
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		9,390,259	2,911,825
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	1.125	07-09-46		4,300,000	1,228,854
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35		27,207,840	7,659,279
Bond (2.000% to 7-9-22, then 3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter) (B)	2.000	01-09-38		26,540,579	8,796,079
Armenia 0.3%					3,660,000
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	3,660,000
Bahrain 1.7%					18,756,079
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,564,688
Bond (A)	7.000	10-12-28		3,450,000	3,698,247
Bond (A)	7.375	05-14-30		8,700,000	9,493,144
Brazil 1.7%					19,760,921
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,231,888
Note	10.000	01-01-27	BRL	88,000,000	15,529,033
China 0.5%					5,562,004
People’s Republic of China
Bond	3.020	10-22-25	CNY	35,000,000	5,562,004
Colombia 1.3%					14,671,014
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	6,951,897
Bond	5.000	06-15-45		6,900,000	6,322,677
Bond	5.200	05-15-49		1,500,000	1,396,440
Costa Rica 0.1%					1,008,000
Republic of Costa Rica
Bond	4.250	01-26-23		1,000,000	1,008,000
Dominican Republic 2.0%					23,047,784
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	4,792,550
Bond (A)	5.875	01-30-60		5,350,000	4,975,500
Bond	5.875	01-30-60		1,500,000	1,397,250
Bond (A)	5.950	01-25-27		1,500,000	1,652,265
Bond	5.950	01-25-27		900,000	991,359
Bond	6.850	01-27-45		5,800,000	6,235,058
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Dominican Republic (continued)
Bond (A)	6.875	01-29-26		2,650,000	$3,003,802
Egypt 2.6%					29,265,342
Arab Republic of Egypt
Bond (A)	3.875	02-16-26		5,000,000	4,515,960
Bond (A)	5.875	06-11-25		3,000,000	2,984,420
Bond (A)	7.500	01-31-27		3,700,000	3,713,170
Bond (A)	7.903	02-21-48		9,200,000	7,385,760
Bond	7.903	02-21-48		2,000,000	1,605,600
Bond	8.500	01-31-47		4,600,000	3,900,432
Bond (A)	8.875	05-29-50		6,000,000	5,160,000
El Salvador 0.3%					3,375,050
Republic of El Salvador
Bond	9.500	07-15-52		5,000,000	3,375,050
Georgia 0.1%					981,240
Republic of Georgia
Bond (A)	2.750	04-22-26		1,000,000	981,240
Ghana 0.9%					10,431,680
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	2,639,965
Bond (A)	7.875	02-11-35		1,200,000	911,424
Bond	8.125	01-18-26		3,150,000	2,810,315
Bond	8.950	03-26-51		5,300,000	4,069,976
Honduras 0.1%					1,099,088
Republic of Honduras
Bond (A)	6.250	01-19-27		1,050,000	1,099,088
Indonesia 0.9%					10,408,592
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	7,110,007
Bond	6.625	02-17-37		2,421,000	3,298,585
Iraq 0.8%					8,667,166
Republic of Iraq
Bond	5.800	01-15-28		8,188,375	7,483,274
Bond (A)	6.752	03-09-23		1,200,000	1,183,892
Ivory Coast 0.8%					8,821,088
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	8,821,088
Kenya 0.5%					6,229,138
Republic of Kenya
Bond (A)(B)	8.000	05-22-32		3,000,000	3,178,614
Bond (A)	8.250	02-28-48		3,100,000	3,050,524
Mexico 0.9%					10,022,975
Government of Mexico
Bond	4.600	01-23-46		9,500,000	10,022,975
Morocco 0.5%					5,687,500
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	5,687,500
Namibia 0.3%					3,560,899
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,560,899
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Nigeria 1.4%					$15,598,258
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	2,187,900
Bond (A)	7.696	02-23-38		2,600,000	2,314,000
Bond (A)(B)	7.875	02-16-32		2,000,000	1,905,141
Bond	7.875	02-16-32		4,500,000	4,286,567
Bond	9.248	01-21-49		5,000,000	4,904,650
Oman 2.1%					23,404,618
Sultanate of Oman
Bond	5.625	01-17-28		6,000,000	6,173,393
Bond	6.750	01-17-48		11,500,000	11,042,300
Bond (A)	7.000	01-25-51		6,250,000	6,188,925
Pakistan 0.3%					3,984,579
Republic of Pakistan
Bond (A)	6.875	12-05-27		4,000,000	3,984,579
Panama 0.5%					5,347,408
Republic of Panama
Bond	6.700	01-26-36		3,050,000	4,008,188
Bond	8.875	09-30-27		1,000,000	1,339,220
Peru 0.1%					1,498,245
Republic of Peru
Bond	3.550	03-10-51		1,500,000	1,498,245
Philippines 0.8%					9,400,212
Republic of the Philippines
Bond	3.950	01-20-40		8,600,000	9,400,212
Qatar 2.1%					23,276,304
State of Qatar
Bond	4.500	04-23-28		4,100,000	4,700,379
Bond (A)	4.817	03-14-49		10,000,000	12,912,800
Bond (A)	5.103	04-23-48		4,250,000	5,663,125
Saudi Arabia 2.8%					31,669,230
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33		7,760,000	7,498,084
Bond (A)	5.250	01-16-50		18,650,000	24,171,146
Senegal 0.3%					3,112,211
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,606,302
Bond	6.250	05-23-33		1,500,000	1,505,909
Serbia 0.1%					1,184,646
Republic of Serbia
Bond (A)	2.125	12-01-30		1,300,000	1,184,646
South Africa 1.6%					17,851,382
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,284,336
Bond	8.000	01-31-30	ZAR	256,173,733	14,567,046
Sri Lanka 0.4%					4,099,200
Republic of Sri Lanka
Bond	6.750	04-18-28		7,500,000	4,099,200
Turkey 4.0%					44,837,081
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25		8,150,000	7,701,750
Republic of Turkey
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Turkey (continued)
Bond	4.250	04-14-26	9,000,000	$8,175,921
Bond	5.875	06-26-31	10,000,000	8,981,240
Bond	5.950	01-15-31	5,000,000	4,524,780
Bond	6.000	01-14-41	18,650,000	15,453,390
Ukraine 2.1%				24,398,700
Republic of Ukraine
Bond (A)	7.253	03-15-33	22,800,000	21,238,200
GDP-Linked Bond	1.258	05-31-40	3,500,000	3,160,500
Uzbekistan 0.6%				6,758,500
Republic of Uzbekistan
Bond (A)(B)	3.700	11-25-30	2,700,000	2,524,500

Bond (A)	5.375	02-20-29	4,000,000	4,234,000
Corporate bonds 55.3%				$625,176,626
(Cost $619,599,639)
Argentina 0.2%				2,667,275
Telecom Argentina SA (A)(B)	8.000	07-18-26	2,830,000	2,667,275
Austria 0.4%				4,472,920
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	4,472,920
Bermuda 0.4%				4,165,600
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	4,165,600
Brazil 4.2%				47,743,463
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	6,525,744
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	6,000,000	5,767,320
Odebrecht Holdco Finance, Ltd. (C)	14.464	09-10-58	1,396,835	9,038
Odebrecht Holdco Finance, Ltd. (A)(C)	14.464	09-10-58	1,671,394	10,814
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22	143,695	141,253
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash and 6.720% PIK) (A)	7.720	12-01-26	2,024,484	495,999
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(D)	0.000	12-31-21	253,378	1,267
Petrobras Global Finance BV	5.093	01-15-30	7,122,000	7,214,301
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	7,907,952
Petrobras Global Finance BV	6.850	06-05-15	8,876,000	8,609,720
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	3,015,000
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	8,045,055
Cayman Islands 0.5%				5,286,491
Latam Finance, Ltd. (A)(E)	7.000	03-01-26	5,350,000	5,130,329
OEC Finance, Ltd. (5.250% Cash or 7.875% PIK)	5.250	12-27-33	1,182,115	65,028
OEC Finance, Ltd. (7.500% Cash or 11.250% PIK) (A)(D)	7.500	12-31-21	1,469,900	91,134
Chile 1.0%				11,767,610
Colbun SA	3.950	10-11-27	4,000,000	4,245,040
Enel Americas SA	4.000	10-25-26	4,000,000	4,230,040
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	3,292,530
Colombia 1.5%				16,977,095
Ecopetrol SA	5.875	05-28-45	9,700,000	9,045,250
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	2,175,800
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	2,365,000
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	3,391,045
Costa Rica 0.8%				9,250,650
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,250,650
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Dominican Republic 1.0%				$11,960,000
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,316,000
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	7,350,000	7,644,000
Hong Kong 0.5%				5,478,303
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	5,478,303
India 2.8%				31,665,594
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	4,308,795
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	4,253,299
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	3,662,225
Shriram Transport Finance Company, Ltd. (A)	4.400	03-13-24	5,700,000	5,708,550
Shriram Transport Finance Company, Ltd. (A)	5.100	07-16-23	4,000,000	4,046,000
Vedanta Resources, Ltd. (A)(B)	6.375	07-30-22	2,990,000	2,922,725
Vedanta Resources, Ltd. (B)	7.125	05-31-23	3,020,000	2,869,000
Vedanta Resources, Ltd. (A)	7.125	05-31-23	4,100,000	3,895,000
Indonesia 4.8%				53,875,523
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,885,625
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	7,565,391
Pertamina Persero PT	6.000	05-03-42	8,200,000	9,988,076
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	17,418,230
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	11,018,201
Luxembourg 6.0%				67,453,601
Atento Luxco 1 SA (A)	8.000	02-10-26	7,000,000	7,224,934
Gazprom Neft OAO	6.000	11-27-23	3,700,000	3,978,114
Hidrovias International Finance SARL (A)	4.950	02-08-31	6,000,000	5,220,000
JBS Finance Luxembourg Sarl (B)	3.625	01-15-32	5,000,000	4,951,600
Kenbourne Invest SA (A)	4.700	01-22-28	6,800,000	6,606,200
Kenbourne Invest SA (A)	6.875	11-26-24	4,000,000	4,170,000
Klabin Finance SA (A)(B)	4.875	09-19-27	5,800,000	6,133,500
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	754,589
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	5,363,550
Petrorio Luxembourg Sarl (A)	6.125	06-09-26	8,750,000	8,553,125
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,926,786
Russian Agricultural Bank OJSC	8.500	10-16-23	3,750,000	4,160,603
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	6,410,600
Mauritius 1.3%				14,500,323
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	5,047,000
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	6,128,178
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	3,325,145
Mexico 12.1%				137,341,470
Alpek SAB de CV (A)	4.250	09-18-29	2,000,000	2,100,020
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(D)	7.500	06-27-29	2,200,000	2,348,500
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	4,694,200
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	7,543,153
Credito Real SAB de CV (A)(B)	9.500	02-07-26	10,000,000	6,800,000
Credito Real SAB de CV (9.125% to 11-29-22, then 5 Year CMT + 7.026%) (D)	9.125	11-29-22	3,500,000	1,837,535
Cydsa SAB de CV	6.250	10-04-27	943,000	933,579
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,524,076
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	6,720,056
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	5,700,000	5,570,610
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48	2,800,000	2,810,528
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Metalsa SA de CV (A)	3.750	05-04-31	3,500,000	$3,290,000
Mexico City Airport Trust	3.875	04-30-28	6,000,000	6,172,500
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	6,835,170
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,840,000
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	6,624,000
Petroleos Mexicanos	6.500	03-13-27	5,300,000	5,435,150
Petroleos Mexicanos	6.625	06-15-35	10,880,000	9,976,198
Petroleos Mexicanos	7.690	01-23-50	32,000,000	28,867,199
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	8,002,566
Unifin Financiera SAB de CV (A)(B)	8.375	01-27-28	11,500,000	9,416,430
Mongolia 0.3%				3,362,600
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	3,362,600
Netherlands 3.9%				44,152,979
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	11,358,505
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	6,120,815
Metinvest BV	7.750	10-17-29	6,500,000	6,225,201
Prosus NV (A)	4.027	08-03-50	8,870,000	8,285,739
VEON Holdings BV (A)(B)	4.950	06-16-24	4,350,000	4,575,591
VEON Holdings BV (A)	7.250	04-26-23	1,800,000	1,898,892
VEON Holdings BV	7.250	04-26-23	5,392,000	5,688,236
Panama 0.8%				8,638,973
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,500,000	3,548,160
Banco General SA (A)	4.125	08-07-27	4,750,000	5,090,813
Paraguay 0.2%				2,570,000
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,570,000
Peru 3.1%				34,685,213
ABY Transmision Sur SA (A)	6.875	04-30-43	5,977,500	7,740,863
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)(B)	5.250	09-22-29	2,300,000	2,417,381
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,831,200
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,875,140
Kallpa Generacion SA (A)(B)	4.875	05-24-26	2,890,000	3,056,204
Petroleos del Peru SA (A)	5.625	06-19-47	6,180,000	6,033,225
Volcan Cia Minera SAA (A)(B)	4.375	02-11-26	6,000,000	5,731,200
Singapore 1.8%				20,141,089
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	6,456,240	7,385,939
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,548,400
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	6,206,750
Thailand 0.7%				7,612,176
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42	2,600,000	3,703,780
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,852,892
Thaioil Treasury Center Company, Ltd. (A)(B)	5.375	11-20-48	1,800,000	2,055,504
Togo 0.4%				4,614,716
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	4,614,716
Turkey 2.4%				27,157,997
TC Ziraat Bankasi AS (A)	5.375	03-02-26	6,000,000	5,592,000
Turkcell Iletisim Hizmetleri AS (A)(B)	5.750	10-15-25	5,500,000	5,581,636
Turkiye Ihracat Kredi Bankasi AS	6.125	05-03-24	16,000,000	15,984,361
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Rate (%)	Maturity date	Par value^	Value
United Kingdom 1.8%				$20,373,810
IHS Holding, Ltd. (A)(B)	6.250	11-29-28	5,800,000	5,755,050
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	6,135,000
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	8,483,760
United States 1.7%				18,815,498
ATP Tower Holdings LLC (A)(B)	4.050	04-27-26	2,000,000	1,975,000
JBS USA Food Company (A)	5.750	01-15-28	4,170,000	4,373,496
Kosmos Energy, Ltd. (A)(B)	7.750	05-01-27	3,200,000	2,960,032
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	9,506,970
Virgin Islands, British 0.7%				8,445,657
State Grid Overseas Investment 2014, Ltd.	4.850	05-07-44	6,235,000	8,445,657

	Shares	Value
Common stocks 0.0%		$333,874
(Cost $5,909,631)
Canada 0.0%		333,874
Frontera Energy Corp. (F)	62,290	333,874

	Yield (%)	Shares	Value
Short-term investments 2.9%			$32,499,446
(Cost $32,497,828)
Short-term funds 2.9%			32,499,446
John Hancock Collateral Trust (G)	0.0000(H)	3,248,288	32,499,446

Total investments (Cost $1,122,717,315) 96.2%	$1,088,439,068
Other assets and liabilities, net 3.8%	42,964,622
Total net assets 100.0%	$1,131,403,690

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $619,819,241 or 54.8% of the fund’s net assets as of 11-30-21.
(B)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $29,232,529.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Non-income producing security.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 11-30-21.
The fund had the following sector composition as a percentage of net assets on 11-30-21:
Foreign government obligations	37.9%
Energy	15.4%
Materials	9.3%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Financials	7.4%
Industrials	6.9%
Communication services	6.0%
Utilities	6.0%
Consumer staples	2.5%
Consumer discretionary	1.0%
Information technology	0.6%
Health care	0.3%
Short-term investments and other	6.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	359	Short	Mar 2022	$(46,377,659)	$(46,956,078)	$(578,419)
						$(578,419)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	People’s Republic of China	30,000,000	USD	$30,000,000	1.000%	Quarterly	Dec 2026	$(920,955)	$186,942	$(734,013)
				$30,000,000				$(920,955)	$186,942	$(734,013)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
10	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$430,429,122	—	$430,429,122	—
Corporate bonds	625,176,626	—	625,176,626	—
Common stocks	333,874	$333,874	—	—
Short-term investments	32,499,446	32,499,446	—	—
Total investments in securities	$1,088,439,068	$32,833,320	$1,055,605,748	—
Derivatives:
Liabilities
Futures	$(578,419)	$(578,419)	—	—
Swap contracts	(734,013)	—	$(734,013)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,248,288	$43,855,044	$69,326,366	$(80,673,778)	$(365)	$(7,821)	$127,704	—	$32,499,446
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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